Acquisitions - Schedules (Details) - USD ($) $ / shares in Units, shares in Thousands				3 Months Ended		12 Months Ended
	Mar. 31, 2018	Nov. 01, 2017	Apr. 06, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill	$ 13,103,000			$ 13,103,000		$ 12,947,000	$ 0
J&S and Pure Rooms [Member]
Pro Forma Financial Results
Total revenue				48,168,000	$ 33,101,000	138,638,000	131,547,000
Net income (loss)				(5,835,000)	(1,237,000)	(19,213,000)	(12,120,000)
Net income (loss) attributable to common stockholders				$ (5,723,000)	$ (1,233,000)	$ (17,489,000)	$ (2,089,000)
Pro Forma
Basic (in dollars per share)				$ (2.73)	$ (0.59)	$ (8.37)	$ (1.00)
Diluted (in dollars per share)				$ (2.84)	$ (0.75)	$ (8.88)	$ (2.35)
Basic (in shares)				2,094	2,085	2,090	2,082
Diluted (in shares)				2,115	2,120	2,120	2,279
J&S
Business Acquisition [Line Items]
Cash	9,176,000	$ 9,176,000
Term loan	10,000,000	10,000,000
Fair value of Ashford Inc. common stock	5,063,000	5,063,000
Contingent consideration	1,200,000	1,196,000
Purchase price	25,435,000	25,435,000
Fair value of redeemable noncontrolling interest	2,724,000	2,724,000		$ 2,724,000
Fair value of noncontrolling interest	324,000	324,000		324,000
Interest in acquiree	28,483,000	28,483,000
Current assets including cash	6,564,000	6,664,000		6,564,000
Furniture, fixtures and equipment	9,020,000	$ 9,020,000		9,020,000
Estimated useful life		5 years
Goodwill	12,321,000	$ 12,165,000		12,321,000
Trademarks	3,201,000	3,201,000		3,201,000
Customer relationships	6,519,000	6,519,000		6,519,000
Other assets	129,000	129,000		129,000
Total assets acquired	37,754,000	37,698,000		37,754,000
Current liabilities	7,080,000	7,024,000		7,080,000
Notes payable, current	445,000	445,000		445,000
Deferred income	1,213,000	1,213,000		1,213,000
Note payable, non-current	533,000	533,000		533,000
Total assumed liabilities	9,271,000	9,215,000		9,271,000
Total assumed liabilities, net of assets acquired	$ 28,483,000	$ 28,483,000		$ 28,483,000
J&S | Customer Relationships
Business Acquisition [Line Items]
Estimated useful life		7 years
Pure Rooms
Business Acquisition [Line Items]
Cash			$ 97,000
Cash			129,000
Furniture, fixtures and equipment			$ 170,000
Estimated useful life			3 years
Goodwill			$ 782,000
Total assets acquired			1,256,000
Other assumed liabilities, net			356,000
Total assumed liabilities			831,000
Total assumed liabilities, net of assets acquired			425,000
Pure Rooms | Line of credit
Business Acquisition [Line Items]
Notes payable, current			100,000
Pure Rooms | Note payable
Business Acquisition [Line Items]
Notes payable, current			375,000
Pure Rooms | Customer Relationships
Business Acquisition [Line Items]
Furniture, fixtures and equipment			$ 175,000
Estimated useful life			5 years